Condensed Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (101,733)	$ (76,453)	$ (101,052)	$ (70,760)
Adjustments to reconcile net loss to net cash used in operating activities:
Net amortization of premiums and discounts on investments in marketable securities	(3,422)	(479)	(1,600)	0
Depreciation and amortization	2,265	1,670	2,352	734
Non-cash lease expense	3,860	4,454	5,994	1,460
Stock-based compensation expense	8,269	9,912	13,534	7,871
Loss on disposal of assets	71	0
Impairment of assets	43,276	0
Change in fair value of the Series A redeemable convertible preferred stock tranche liability			0	10,341
Changes in assets and liabilities:
Assets held for sale	(20)	0
Prepaid expenses and other current assets and other assets	4,884	(2,437)	(3,211)	(3,914)
Accounts payable	1,145	1,275	194	1,825
Accrued compensation	(1,900)	657	1,110	2,223
Accrued research costs	(690)	(280)	87	(1,131)
Accrued expenses and other current liabilities and other liabilities	2,479	399	94	257
Operating lease liabilities	(2,614)	(4,269)	(5,482)	(1,758)
Net cash used in operating activities	(44,130)	(65,551)	(87,980)	(52,852)
Cash flows from investing activities:
Purchases of property and equipment	(10,806)	(5,573)	(6,594)	(5,740)
Proceeds from sales of property and equipment	1,225	0
Purchases of investments in marketable securities	(28,130)	(339,814)	(405,519)	0
Proceeds from maturities of marketable securities	216,975	90,000	170,250	0
Net cash provided by (used in) investing activities	179,264	(255,387)	(241,863)	(5,740)
Cash flows from financing activities:
Proceeds from issuance of common stock upon exercise of vested stock options	34	18	20	28
Proceeds from employee stock purchase plan	157	414	656	306
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs			0	165,521
Proceeds from initial public offering, net of issuance costs			0	251,323
Proceeds from issuance of common stock upon early exercises of stock options			0	289
Repurchase of unvested early exercised shares and founders' shares	(67)	(79)	(79)	0
Net cash provided by financing activities	124	353	597	417,467
Net increase (decrease) in cash, cash equivalents and restricted cash	135,258	(320,585)	(329,246)	358,875
Cash, cash equivalents and restricted cash, at beginning of period	49,446	378,692	378,692	19,817
Cash, cash equivalents and restricted cash, at end of period	184,704	58,107	49,446	378,692
Reconciliation of cash, cash equivalents and restricted cash to statement of financial position:
Cash and cash equivalents	182,988	56,391	47,730	376,976
Restricted cash	1,716	1,716	1,716	1,716
Cash, cash equivalents and restricted cash in statement of financial position	184,704	58,107	49,446	378,692
Supplemental disclosures of non-cash investing and financing information:
Property and equipment purchases in accounts payable and accrued expenses	0	(319)	(36)	(75)
Conversion of redeemable convertible preferred stock to common stock at closing of initial public offering			0	260,532
Settlement of redeemable convertible preferred stock tranche liability			0	(39,403)
Lessor funded lease incentive additions included in property and equipment	7,193	2,616	11,920	0
Repurchase of unvested early exercised shares included in accounts payable			(17)	(42)
Proceeds from issuance of common stock upon exercise of stock options included in accounts receivable				(14)
Proceeds from sale of property and equipment in accounts receivable	449	0
Additions to ROU assets from new operating lease liabilities	31,974	0	0	13,034
Vesting of early exercised stock options	$ 48	$ 108	$ 131	$ 144